Other Long-Term Assets (Details) In Millions, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended	9 Months Ended						9 Months Ended
	Sep. 30, 2011 USD ($) number	Sep. 30, 2010 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2011 South Africa [Member] Village Main Reef Limited [Member] USD ($)	Sep. 30, 2010 South Africa [Member] Village Main Reef Limited [Member] USD ($)	Sep. 30, 2011 South Africa [Member] First Uranium Corporation [Member] USD ($)	Sep. 30, 2010 South Africa [Member] First Uranium Corporation [Member] USD ($)	Sep. 30, 2011 Investments In Unlisted Associates [Member] USD ($)	Dec. 31, 2010 Investments In Unlisted Associates [Member] USD ($)	Sep. 30, 2011 Investments In Unlisted Associates [Member] Orpheo (Pty) Ltd [Member] USD ($)	Sep. 30, 2011 Investments In Listed Associates [Member] USD ($)	Dec. 31, 2010 Investments In Listed Associates [Member] USD ($)	Sep. 30, 2011 Corporate Joint Venture [Member] USD ($)	Dec. 31, 2010 Corporate Joint Venture [Member] USD ($)	Sep. 30, 2011 First Uranium Corporation [Member] USD ($)	Sep. 30, 2011 First Uranium Corporation [Member] CAD
Available For Sale Securities Continuous Unrealized Loss Position Abstract
Aggregate fair value of investments with unrealized losses (less than 12 months)	$ 8		$ 4
Aggregate fair value of investments with unrealized losses (more than 12 months)	0		0
Aggregate fair value of investments with unrealized losses (Total)	8		4
Aggregate unrealized losses (less than 12 months)	(2)		0
Aggregate unrealized losses (more than 12 months)	0		0
Aggregate unrealized losses (Total)	(2)		0
Available For Sale Securities Noncurrent [Abstract]
Cost	53		35
Gross unrealized gains	39		89
Gross unrealized losses	(2)		0
Fair value (net carrying value)	90		124
Number Of Investments	5
Marketable Securities [Abstract]
Proceeds on disposal of available for sale securities	2	9
Reclassification of fair value adjustments to the income statement	1	(6)
Related taxation	0	2
Held To Maturity Securities Debt Maturities Net Carrying Amount [Abstract]
Held To Maturity Securities Debt Maturities After Three Through Seven Years Net Carrying Amount	8
Held To Maturity Securities Debt Maturities Within One Year Net Carrying Amount	84
Investment in marketable debt securities - held to maturity	8		13
Restricted cash	22		33
Notes, Loans and Financing Receivable, Net, Noncurrent [Abstract]
Notes And Loans Receivable Net Noncurrent	19		8
Notes, Loans and Financing Receivable, Net, Current	1		0
Other Assets Noncurrent [Abstract]
Marketable equity securites - available for sale	90		124
Marketable debt securities - held to maturity	8		13
Non-marketable assets - held to maturity	2		2
Cost Method Investments	9		9
Non-marketable debt securities - held to maturity	84		89
Restricted cash	22		33
Other non-current assets	142		192
Other long-term assets	1,029		1,073
Held To Maturity Securities Fair Value	10		14
Held-to-maturity Securities, Unrecognized Holding Gain	2		1
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired															19.79%	19.79%
Business Acquisition, Number of Shares Acquired															47,065,916	47,065,916
Business Acquisition, Price Per Share Of Acquiree															$ 0.64	0.6
Business Acquisition, Cost of Acquired Entity, Purchase Price															30
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	672		611					5	7		6	3	661	601
Equity Method Investment, Other than Temporary Impairment, Tax Effect										0
Equity Method Investment, Other than Temporary Impairment										2
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairments recognized	$ 18		$ 0	$ 2	$ 0	$ 16	$ 0